Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Awards

The Company has not granted stock options in more than sixteen years.  The Company does not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of the Company’s common stock, such as a significant positive or negative earnings announcement, nor does the Company time the public release of such information based on equity grant dates. In addition, the Company does not grant equity awards during periods in which there is material nonpublic information about the Company, including during “blackout” periods or outside a “trading window” established pursuant to the Company’s Insider Trading Policy. These restrictions do not apply to other types of equity awards that do not include an exercise price related to the market price of the Company’s common shares on the date of grant.

If stock options were to be granted in the future, the Compensation Committee would determine the grant date, and the Company’s executive officers would not be permitted to choose the grant date for any stock option grants.

MNPI Disclosure Timed for Compensation Value	false